INCOME TAXES (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%	35.00%
Tax Credit Carryforward, Amount		$ 1,155,674
Canada [Member]
Tax Credit Carryforward, Amount		$ 4,337,319